Stock-based compensation (Tables)	9 Months Ended
Sep. 30, 2016
Stock-based compensation
Schedule of summary of outstanding stock options

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2016	2,591,520	$13.59	5.97	$1,844
Granted	986,600	$4.31
Forfeited and cancelled	(284,779)	$13.84
Expired	(28,414)	$4.02
Exercised	—
Outstanding—September 30, 2016	3,264,927	$10.85	6.60	$1,655
Vested and exercisable—September 30, 2016	1,211,889	$9.74	4.05	$916
Vested and expected to vest—September 30, 2016	2,878,274	$10.50	6.60	$1,579

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Research and development	$205	$158	$401	$1,105
General and administrative	897	345	3,120	2,217
Total stock-based compensation	$1,102	$503	$3,521	$3,322

Schedule of assumptions for estimating fair value of stock option awards

	Nine Months Ended
	September 30,
	2016	2015
Expected term (in years)	5.87	3.32
Risk-free interest rate	1.3% - 1.6%	0.0% - 0.6%
Expected volatility	78.1% - 83.6%	70.9% - 73.4%
Dividend rate	—%	—%

Schedule of summary of unvested RSUs

Number of
Shares
Unvested—January 1, 2016	—
Granted	196,500
Forfeited	(26,500)
Vested	—
Unvested—September 30, 2016	170,000